DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
Deposits Account Balances

Deposit account balances at December 31, 2012 and 2011 are summarized as follows:

	2012	2011
Non-interest bearing	$33,116,883	$28,433,587
Interest-bearing demand	4,835,768	5,513,729
Money market	20,595,812	22,220,023
Individual savings	10,632,569	9,567,472
Time deposits $100,000 or greater	137,865,996	126,350,997
Other time deposits	74,294,305	84,812,974

Total	$281,341,333	$276,898,782

Schedule Maturities of Time Deposits Table	The scheduled maturities of time deposits at December 31, 2012 are as follows:

2013	$117,237,648
2014	51,721,125
2015	20,519,434
2016	8,230,852
2017 and thereafter	14,451,242

Total	$212,160,302